UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania    November 14, 2005

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:         $822,340,376

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acusphere Inc.               Com    00511R870    12,218,045  2,580,612  Sole         2,580,612         0
American Axle & Mfg. Holding Com    024061103    21,681,467    939,405  Sole           439,600   499,805
American International Group Com    026874107    32,041,932    517,139  Sole           513,350     3,789
Apria Healthcare             Com    037933108    40,254,146  1,261,490  Sole           873,650   387,840
Bank of America Corporation  Com    060505104    11,568,658    274,790  Sole                 0   274,790
BJ's Wholesale Club          Com    05548J106     2,353,270     84,650  Sole                 0    84,650
Borders Group Inc.           Com    099709107     4,330,589    195,336  Sole                 0   195,336
Cal Dive International       Com    127914109     7,820,038    123,325  Sole                 0   123,325
Citigroup Inc.               Com    172967101    29,335,747    644,458  Sole           355,400   289,058
Cooper Tire & Rubber         Com    216831107     6,704,421    439,058  Sole                 0   439,058
Corillian Corp.              Com    218725109       552,000    172,500  Sole                 0   172,500
CT Communications Inc.       Com    126426402    11,628,629    940,067  Sole           751,192   188,875
Direct TV Group              Com    25459L106    31,927,698  2,131,355  Sole         1,472,700   658,655
Ditech Communications        Com    25500M103    10,206,719  1,514,350  Sole         1,514,350         0
Exxon Mobil Corp.            Com    30231G102       256,066      4,030  Sole                 0     4,030
Fairchild Semiconductor      Com    303726103    11,947,069    803,975  Sole                 0   803,975
Federal National Mortgage    Com    313586109     7,697,252    171,737  Sole                 0   171,737
First Avenue Networks Inc.   Com    31865X106    31,648,184  4,975,474  Sole         4,082,218   893,256
Freescale Semiconductor      Com    35687M206     1,269,809     54,686  Sole                 0    54,686
Hasbro, Inc.                 Com    418056107    17,218,116    876,240  Sole           496,350   379,890
Leadis Technology            Com    52171N103     7,104,135  1,037,100  Sole         1,037,100         0
Magellan Health Services     Com    559079207    67,173,236  1,911,045  Sole         1,517,500   393,545
Motorola                     Com    620076109    10,897,515    494,667  Sole                 0   494,667
MRO Software, Inc.           Com    55347W105     1,961,456    116,476  Sole                 0   116,476
Newmont Mining               Com    651639106     7,758,144    164,472  Sole                 0   164,472
Nokia Corp.                  Com    654902204    32,855,285  1,942,950  Sole         1,164,700   778,250
North Pittsburgh Systems     Com    661562108     3,702,374    181,400  Sole           181,400         0
PC-Tel                       Com    69325Q105     5,350,480    569,200  Sole           569,200         0
Peak International Ltd.      Com    G69586108     3,871,068  1,265,055  Sole                 0 1,265,055
Pfizer Inc.                  Com    717081103    34,401,043  1,377,695  Sole           873,400   504,295
PNC Financial Services Group Com    693475105    44,346,891    764,338  Sole           566,800   197,538
Rockford Corp.               Com    77316P101     4,741,640  1,394,600  Sole           693,700   700,900
Spectrum Control             Com    847615101    12,040,139  1,624,850  Sole           994,900   629,950
Sprint Nextel                Com    852061100   109,280,852  4,595,494  Sole         3,313,855 1,281,639
Stolt Offshore SA            Com    861567105     6,935,841    598,950  Sole                 0   598,950
Stratos International        Com    863100202     4,967,504    850,600  Sole           850,600         0
Time Warner Inc.             Com    887317105    17,425,896    962,225  Sole           851,500   110,725
Tollgrade Communications     Com    889542106     3,314,628    391,800  Sole           235,300   156,500
Tyco International Ltd.      Com    902124106    29,018,725  1,041,965  Sole           607,500   434,465
United Online Inc.           Com    911268100    44,992,556  3,248,560  Sole         2,504,335   744,225
USA Mobility Inc.            Com    90341G103     6,226,984    230,800  Sole           230,800         0
UST Inc.                     Com    902911106     3,389,404     80,970  Sole                 0    80,970
Verizon Communications       Com    92343V104       214,839      6,572  Sole                 0     6,572
Waste Management Inc.        Com    94106L109    19,392,774    677,832  Sole           390,400   287,432
Wilsons Leather Experts      Com    972463103    34,824,910  6,271,063  Sole         6,271,063         0
WSFS Financial               Com    929328102    13,492,202    229,109  Sole                 0   229,109

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